MATERIAL ACCOUNTING POLICY INFORMATION (Policies)	12 Months Ended
Dec. 31, 2023
Disclosure Of Significant Accounting Policies [Abstract]
Basis of consolidation

(a) Basis of consolidation

These consolidated financial statements include the financial statements of the Company and the entity controlled by the Company, its subsidiary, listed in the following table:

	Place of	Proportion of
Name of subsidiary	incorporation	ownership interest	Principal activity
Austin American Corporation	Nevada, USA	100%	Holds interests in exploration projects

Control is defined as the exposure, or rights, to variable returns from involvement with an investee and the ability to affect those returns through power over the investee. Power over an investee exists when the Company has existing rights that give the Company the ability to direct the activities that significantly affect the investee’s returns. This control is generally evidenced through owning more than 50% of the voting rights or currently exercisable potential voting rights of a subsidiary’s share capital. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Intercompany balances and transactions, including any unrealized income and expenses arising from intercompany transactions, are eliminated in preparing the consolidated financial statements.

Foreign currency translation

(b) Foreign currency translation

Functional and presentation currency

Items included in the financial statements of each consolidated entity are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The functional currency of the Company and its subsidiary is the United States dollar (“USD”), which is also the Company’s presentation currency. References to “$” or “USD” are to United States dollars, while references to “C$” or “CAD” are to Canadian dollars.

Transactions and balances

Foreign currency transactions are translated into the functional currency using exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses result from the settlement of foreign currency transactions and from the translation of monetary assets and liabilities denominated in currencies other than an entity’s functional currency. These gains (losses) are recognized in the consolidated statement of loss and comprehensive loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the date of the initial transactions.

Financial instruments

(c) Financial instruments

Financial instruments – Classification

Financial assets are classified at initial recognition as either: measured at amortized cost, FVTPL or fair value through other comprehensive income (“FVOCI”). The classification depends on the Company’s business model for managing the financial assets and the contractual terms which give rise to the cash flows.

For assets measured at fair value, gains (losses) will either be recorded in earnings (loss) or other comprehensive income (“OCI”). For investments in debt instruments, this will depend on the business model for which the investment is held. For investments in equity instruments that are not held for trading, this will depend on whether the Company has made an irrevocable election at the time of initial recognition to account for the equity investment at FVOCI.

The Company reclassifies debt investments when, and only when, its business model for managing those assets changes.

Financial instruments – Measurement

At initial recognition, the Company measures a financial asset at its fair value plus, in the case of a financial asset not at FVTPL, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVTPL are expensed in the consolidated statement of loss and comprehensive loss.

Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

Subsequent measurement of debt instruments depends on the Company’s business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories into which the Company classifies its debt instruments:

●	Amortized cost – Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. A gain or loss on a debt investment that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in earnings (loss) when the asset is derecognized or impaired. Interest income from these financial assets is included in interest and finance income using the effective interest rate method.
●	FVOCI – Assets that are held for collection of contractual cash flows and for selling the financial assets, where those cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses which are recognized in earnings (loss). When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to earnings (loss) and recognized in other gains (losses). Interest income from these financial assets is included in interest and finance expense using the effective interest rate method. Foreign exchange gains and losses are presented in foreign exchange gain (loss) and impairment expenses in other expenses.
●	FVTPL – Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVTPL. A gain or loss on a debt investment that is subsequently measured at FVTPL and is not part of a hedging relationship is recognized in earnings (loss) and presented net in the consolidated statement of loss and comprehensive loss within other gains (losses) in the period in which it arises.

Changes in the fair value of financial assets at FVTPL are recognized in gain (loss) on change in fair value of financial instruments in the consolidated statement of loss and comprehensive loss as applicable.

Financial instruments - Impairment

An expected credit loss (“ECL”) impairment model applies which requires a loss allowance to be recognized based on ECLs. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to estimated present value of the future cash flows associated with the asset, discounted at the financial asset’s original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in earnings (loss) for the period.

In a subsequent period, if the amount of the impairment loss related to financial assets measured at amortized cost decreases, the previously recognized impairment loss is reversed through earnings (loss) to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

Financial instruments - Derecognition

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the consolidated statements of loss and  comprehensive loss.

Cash and cash equivalents

Cash and cash equivalents comprise cash holdings in business and savings accounts held at major financial institutions with an original maturity date of three months or less. Cash and cash equivalents are classified at amortized cost. Interest and finance income is recognized by applying the effective interest rate method.

Short-term investments

Short-term investments comprise term deposits and redeemable short-term investment certificates (“RSTICs”) held at major financial institutions with an original maturity date between three and twelve months. Short-term investments are classified at amortized cost. Interest and finance income is recognized by applying the effective interest rate method.

Marketable securities

Marketable securities comprise of common shares of publicly traded companies. Marketable securities are recorded at FVTPL and, accordingly, are recorded on the statement of financial position at fair value. Changes in fair value at each reporting date are included in the consolidated statement of loss and comprehensive loss as an unrealized fair value gain (loss) on marketable securities.

Accounts payable

Accounts payable are recognized initially at fair value, net of any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are held at amortized cost using the effective interest method.

Property and equipment

(d) Property and equipment

Property and equipment is measured at cost less accumulated depreciation and accumulated impairment losses. The initial cost of an asset is comprised of its purchase price or construction cost, any costs directly attributable to bring the asset to the location and condition necessary for it to be capable of operating in the manner intended by management and the estimated future cost of dismantling and removing the asset at the end of its useful life. The purchase price or construction cost is the fair value of consideration to acquire the asset.

Depreciation of property and equipment commences when the asset has been fully commissioned and is available for its intended use. Depreciation is calculated using declining balance rates ranging from 15% to 30% per annum or the straight-line method to allocate cost over the estimated useful lives. Depreciation on assets that are directly related to E&E assets are allocated to that E&E asset.

Depreciation methods and estimated useful lives and residual values are reviewed annually and when facts and circumstances indicate that a review should be performed. Changes in estimates are accounted for prospectively.

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain (loss) arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in the consolidated statement of loss  and comprehensive loss.

Mineral properties

(e) Mineral properties

Mineral properties are measured at cost less accumulated depletion and accumulated impairment losses. Mineral properties include the fair value attributable to mineral reserves and mineral resources acquired in a business combination or asset acquisition, mine development costs and previously capitalized E&E expenditures. Upon commencement of production, a mineral property is depleted using the unit-of-production method. Unit-of-production depletion rates are determined using mineral units mined over the estimated proven and probable mineral reserves of the mine.

E&E assets

(f) E&E assets

All E&E expenditures are capitalized, including the costs of acquiring exploration stage properties, except for E&E expenditures incurred before the Company has obtained legal rights to explore an area, which are expensed.

Exploration expenditures are costs incurred in the initial search for mineral deposits with economic potential or in the process of obtaining more information about existing mineral deposits. Exploration expenditures typically include costs associated with prospecting, sampling, mapping, drilling and other work involved in searching for Mineral Resources, as defined by Canadian National Instrument 43-101 – Standards of Disclosure for Mineral Projects (“NI 43-101”).

Evaluation expenditures are the costs incurred to establish the technical feasibility and commercial viability of developing mineral deposits identified through exploration activities, business combinations or asset acquisitions. Evaluation expenditures include the cost of: (i) further defining the volume and grade of deposits through drilling of core samples and other sampling techniques, trenching and sampling activities in an ore body or other forms or data acquisition; (ii) determining the optimal methods of extraction and metallurgical and treatment processes; (iii) studies related to surveying, transportation and infrastructure requirements; (iv) permitting activities; and (v) economic evaluations to determine whether development or mineralized material is commercially justified including preliminary economic assessments, pre-feasibility and final feasibility studies.

Once the technical feasibility and commercial viability of the extraction of mineral reserves or mineral resources from a particular mineral property has been determined, expenditures are tested for impairment and reclassified to mineral properties.

The establishment of technical feasibility and commercial viability of a mineral property is assessed based on a combination of factors, including:

●	The extent to which mineral reserves and mineral resources as defined by NI 43-101 have been identified through a feasibility study or similar document;
●	The results of optimization studies and further technical evaluation carried out to mitigate project risks identified in the feasibility study;
●	The status of environmental permits; and
●	The status of mining leases or permits.

Impairment of non-financial assets

(g) Impairment of non-financial assets

The carrying amounts of assets included in E&E assets and property and equipment are assessed for impairment at the end of each reporting period or whenever facts and circumstances suggest that the carrying amounts may not be recoverable. If there are indicators of impairment, the recoverable amount of the asset is estimated in order to determine the extent of any impairment. Where the asset does not generate cash flows that are independent from other assets, the recoverable amount of the cash generating unit (“CGU”) to which the asset belongs is determined. The recoverable amount of an asset or CGU is determined as the higher of its fair value less costs of disposal and its value in use. An impairment loss exists if the asset’s or CGU’s carrying amount exceeds the recoverable amount and is recorded as an expense immediately.

Fair value is the price that would be received from selling an asset in an orderly transaction between market participants at the measurement date. Costs of disposal are incremental costs directly attributable to the disposal of an asset. Future cash flows are estimated using the following significant assumptions: mineral reserves and mineral resources, production profile, operating costs, capital costs, commodity prices, foreign exchange rates and discount rates. All inputs used are those that an independent market participant would consider appropriate.

Value in use is determined as the present value of the future cash flows expected to be derived from continuing use of an asset or cash generating unit in its present form. These estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or cash generating unit for which estimates of future cash flows have not been adjusted.

Tangible assets that have been impaired in prior periods are tested for possible reversal of impairment whenever events or changes in circumstances indicate that the impairment has reversed. If the impairment has reversed, the carrying amount of the asset is increased to its recoverable amount, but not beyond the carrying amount that would have been determined had no impairment loss been recognized for the asset in the prior periods. A reversal of an impairment loss is recognized into earnings (loss) immediately.

Decommissioning and restoration provision

(h) Decommissioning and restoration provision

Decommissioning and restoration provisions are recognized when there is a significant disturbance to the areas in which E&E activities have occurred and when the provision can be estimated reliably.

Decommissioning and restoration costs are estimated and discounted to their net present value and capitalized to the carrying amount of the related asset along with the recording of a corresponding liability, as soon as the obligation to incur such costs arises. The discount rate used to calculate the net present value is a pre-tax rate of similar maturity that reflects current market assessments of time value of money and the risks specific to the liability.

Each period, the Company reviews cost estimates and other assumptions used in the valuation of the provision to reflect events, changes in circumstances and new information available. The liability is adjusted each reporting period for the unwinding of the discount, changes to the current market-based discount rate and for the amount or timing of the underlying cash flows needed to settle the provision.

Income taxes

(i) Income taxes

Income tax is recognized in the consolidated statement of loss and comprehensive loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Deferred tax is provided for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Temporary differences are not provided for the initial recognition of assets or liabilities that affect neither accounting nor taxable earnings. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates at the end of the reporting year applicable to the year of expected realization.

A deferred tax asset is recognized only to the extent that it is probable that future taxable earnings will be available against which the asset can be utilized.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities, when they relate to income taxes levied by the same taxation authority and when the Company intends to settle its current tax assets and liabilities on a net basis.

Share capital

(j) Share capital

Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares, share options and warrants are recognized as a deduction from equity, net of any tax effects.

If common shares are issued as consideration for the acquisition of a mineral project, the common shares are measured at their fair value based on the quoted share price of the Company on the date the transaction is executed.

The Company applies the residual value method with respect to the measurement of common shares and warrants issued as a unit for a private placement. The residual value method first allocates value to the more easily measurable component based on fair value (i.e. common shares) and then the residual value, if any, to the less measurable component (i.e. warrants). Any value attributed to the warrants is recorded to other reserves in equity.

Share-based payment transactions

(k) Share-based payment transactions

Share options granted under the Company’s equity settled share-based option plan are measured at fair value at the date of grant and recognized as an expense with a corresponding increase to other reserves in equity. An individual is classified as an employee when the individual is an employee for legal and tax purposes (direct employee) or provides services similar to those performed by a direct employee. Equity settled share-based payment transactions with non-employees are measured at the fair value of the goods or services received.

However, if the fair value cannot be estimated reliably, the share-based payment transaction is measured at the fair value of the equity instrument granted at the date the non-employee provides the goods or the services.

Fair value is determined using the Black-Scholes option pricing model, which relies on estimates of the risk-free interest rate, expected share price volatility, future dividend payments and the expected average life of the options. The fair value determined at the grant date is recognized as an expense over the vesting period in accordance with the vesting terms and conditions (graded vesting method), with a corresponding increase to other reserves in equity.

When share options are exercised, the applicable amounts of other reserves are transferred to share capital.

Loss per share

(l) Loss per share

The Company presents loss per share data, calculated by dividing the loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted loss per share is determined by adjusting the loss attributable to common shareholders and the weighted average number of common shares outstanding for the effects of all potentially dilutive common shares, including share options and warrants.

Related party transactions

(m) Related party transactions

Parties are considered related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered related if they are subject to common control or significant influence. A transaction is considered a related party transaction where there is a transfer of resources or obligations between related parties.